Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					4 Months Ended	12 Months Ended					36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 18, 2018 $ / shares shares	Dec. 10, 2018 $ / shares shares	Dec. 09, 2018 USD ($) Vote $ / shares shares	May 24, 2013 $ / shares	Mar. 31, 2019 Vote shares	Mar. 31, 2024 USD ($) Vote $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Sep. 01, 2022 USD ($)
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00001
Number of shares subdivided into for each share				100
Ordinary shares, shares authorized			50,000,000,000
Authorized share capital | $			$ 500,000
Minimum percentage threshold of ownership in the Company where Tencent has vote power						50.00%
Repurchase of ordinary shares						0
Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares value						$ 0	$ 198	¥ 1,333	$ 1,502	¥ 9,689
Stock repurchase weighted average price | $ / shares							$ 0.01		$ 0.06		$ 0.01
American Depository Shares [Member]
Class of Stock [Line Items]
Stock repurchase authorized value | $															$ 10,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001			$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized			49,000,000,000			49,000,000,000	49,000,000,000				49,000,000,000	49,000,000,000	49,000,000,000
Ordinary shares, shares issued						2,433,963,400	2,433,709,000				2,433,709,000	2,433,963,400	2,433,963,400
Ordinary shares, shares outstanding					2,371,289,450	2,161,569,300	2,161,314,900				2,161,314,900	2,161,569,300	2,161,569,300
Number of votes each ordinary share is entitled | Vote						1
Class A Ordinary Shares | Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares							29,778,000	29,778,000	25,644,050	25,644,050	110,434,025	110,434,025
Repurchase of ordinary shares value													$ 6,294	¥ 41,950
Stock repurchase weighted average price | $ / shares						$ 0.06						$ 0.06	$ 0.06
Class A Ordinary Shares | From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares													161,960,075	161,960,075
Repurchase of ordinary shares value													$ 13,799	¥ 95,496
Stock repurchase weighted average price | $ / shares						0.09						0.09	$ 0.09
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary Shares issued		118,750,000
Share Price | $ / shares		$ 0.56
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Ordinary Shares issued	2,122,750
Share Price | $ / shares	$ 0.56
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001			$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized			500,000,000			500,000,000	500,000,000				500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued						303,234,004	303,234,004				303,234,004	303,234,004	303,234,004
Ordinary shares, shares outstanding					303,234,004	303,234,004	303,234,004				303,234,004	303,234,004	303,234,004
Number of votes each ordinary share is entitled | Vote			1		30
Other Classes of Stock
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001
Ordinary shares, shares authorized			500,000,000